INVESTMENTS - FIXED MATURITY SECURITIES AND COMMON STOCK (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Carrying Value	$ 1,754.7
Estimated Fair Value	1,754.7	$ 1,353.2
Carrying Value
Due in one year or less, Carrying Value	2.0
Due in years two through five, Carrying Value	232.4
Due in years six through ten, Carrying Value	817.7
Due after ten years, Carrying Value	679.7
Total Carrying Value	1,754.7
Estimated Fair Value
Due in one year or less, Estimated Fair Value	2.0
Due in years two through five, Estimated Fair Value	254.9
Due in years six through ten, Estimated Fair Value	913.4
Due after ten years, Estimated Fair Value	771.0
Total Estimated Fair Value	1,966.7
Fixed maturities
Debt Securities, Available-for-sale [Line Items]
Carrying Value	1,754.7	1,353.2
Gross Unrealized Gains	213.8	83.3
Gross Unrealized Losses	1.8	1.2
Estimated Fair Value	1,966.7	1,435.3
U.S. Government
Debt Securities, Available-for-sale [Line Items]
Carrying Value	11.2	11.2
Gross Unrealized Gains	0.9	0.4
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	12.1	11.6
States, Territories & Possessions
Debt Securities, Available-for-sale [Line Items]
Carrying Value	17.2	15.3
Gross Unrealized Gains	2.6	0.7
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	19.8	16.0
Special Revenue and Special Assess. Obligations
Debt Securities, Available-for-sale [Line Items]
Carrying Value	3.8	4.0
Gross Unrealized Gains	0.4	0.1
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	4.2	4.1
Political Subdivisions of States and Territories
Debt Securities, Available-for-sale [Line Items]
Carrying Value	5.6	6.6
Gross Unrealized Gains	0.3	0.1
Gross Unrealized Losses	0.0	0.2
Estimated Fair Value	5.9	6.5
Industrial and Miscellaneous (Unaffiliated)
Debt Securities, Available-for-sale [Line Items]
Carrying Value	1,694.0	1,313.8
Gross Unrealized Gains	207.1	82.0
Gross Unrealized Losses	1.8	1.0
Estimated Fair Value	1,899.3	1,394.8
Preferred Stock
Debt Securities, Available-for-sale [Line Items]
Carrying Value	22.9	2.3
Gross Unrealized Gains	2.5	0.0
Gross Unrealized Losses	0.0	0.0
Estimated Fair Value	25.4	2.3
Common Stock
Debt Securities, Available-for-sale [Line Items]
Carrying Value	0.2	0.2
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Adjusted Cost	0.2	0.2
Common stock - unaffiliated
Debt Securities, Available-for-sale [Line Items]
Carrying Value	0.2	0.2
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Adjusted Cost	0.2	$ 0.2
Mortgage-backed securities
Carrying Value
Without a single maturity date, Carrying Value	0.0
Estimated Fair Value
Without a single maturity date, Estimated Fair Value	0.0
Hybrid and other securities
Carrying Value
Without a single maturity date, Carrying Value	22.9
Estimated Fair Value
Without a single maturity date, Estimated Fair Value	$ 25.4